UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE


                 Report for the Quarter Ended September 30, 2001


                          AMERICAN FINANCIAL GROUP, INC.
                 One East Fourth Street, Cincinnati, Ohio 45202
     -------------------------------------------------------------------------
     (Name and Address of Institutional Investment Manager Filing this Report)


                            Form 13F File Number:  28-4389


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

                                 Fred J. Runk
                     Senior Vice President and Treasurer
                                (513) 579-2489
                -----------------------------------------------
                (Name, Title and Phone Number of Person Signing
                 this Report on Behalf of Reporting Manager)


Signature:

Fred J. Runk                            Cincinnati, Ohio     November 9, 2001
----------------------------------
Fred J. Runk
Senior Vice President and Treasurer


Report Type:
         [X]  13F HOLDINGS REPORT.
         [ ]  13F NOTICE.
         [ ]  13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE
                            ---------------------




Number of Other Included Managers:                         3
                                                      -----------

Form 13F Information Table Entry Total:                    42
                                                      -----------

Form 13F Information Table Value Total (thousands):    $869,016
                                                      -----------


Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than American Financial Group, Inc.):

    Number       13F File Number         Name of Subsidiary
    ------       ---------------         ------------------------------------

       1.             28-5042             AFC Holding Company

       2.             28-497              American Financial Corporation

       3.             28-498              Great American Insurance Company

            FORM 13F INFORMATION TABLE

                                                           Column 4:   Column 5:                                     Column 8:
                                Column 2:                    Market    Shares or  Column 6: Column 7:         Voting Authority
       Column 1:                 Title of       Column 3:     Value    Principal Investment     Other   ----------------------------
    Name of Issuer                Class           CUSIP     (000's)       Amount Discretion  Managers     Sole     Shared      None
    --------------              ------------   ----------- -------- ------------ ---------- ---------  ----------  ------  ---------

HOLDINGS OF GREAT AMERICAN
INSURANCE COMPANY
-------------------------------
AOL TIME WARNER INC                  COM       00184A 10 5      866     26,149SH Defined     1,2,3         26,149
ADELPHIA COMMUNICATIONS CORP         CL A      006848 10 5      577     26,000SH Defined       "           26,000
AT HOME CORP                      COM SER A    045919 10 7        2     10,000SH Defined       "           10,000
CHIQUITA BRANDS INTL INC             COM       170032 10 6   14,133 17,235,424SH Defined       "       17,235,424
COMCAST CORP                         CL A      200300 10 1      675     19,000SH Defined       "           19,000
COMCAST CORP                       CL A SPL    200300 20 0    1,255     35,000SH Defined       "                              35,000
GREAT AMERN FINL RES INC             COM       389915 10 9  636,339 35,059,995SH Defined       "       35,059,995
MARSH SUPERMARKETS INC               CL B      571783 20 8    2,599    189,543SH Defined       "                             189,543
MARSH SUPERMARKETS INC               CL A      571783 30 7      565     39,543SH Defined       "           39,543
METRICOM INC                         COM       591596 10 1        4     15,000SH Defined       "           15,000
OAKWOOD HOMES CORP                   COM       674098 20 7       73     17,500SH Defined       "           17,500
PROVIDENT FINL GROUP INC             COM       743866 10 5  140,700  5,572,271SH Defined       "        5,572,271
QWEST COMMUNICATIONS INTL INC        COM       749121 10 9      299     17,902SH Defined       "           17,902
RCN CORP                             COM       749361 10 1       67     21,000SH Defined       "           21,000
SEABULK INTL INC                     COM       81169P 10 1      292     77,904SH Defined       "           77,904
SEPRACOR INC                         COM       817315 10 4    1,321     36,800SH Defined       "           36,800
WASHINGTON MUT INC                   COM       939322 10 3      775     20,134SH Defined       "           20,134

HOLDINGS OF OTHER SUBSIDIARIES
 OF AFG EACH HAVING LESS THAN
 $100 MILLION IN 13F SECURITIES
-------------------------------
ADELPHIA COMMUNICATIONS CORP         CL A      006848 10 5    1,168     52,605SH Defined      1,2          52,605
AT HOME CORP                      COM SER A    045919 10 7       12     84,018SH Defined       "           84,018
BRISTOL MYERS SQUIBB CO              COM       110122 10 8    1,111     20,000SH Defined     1,2,3         20,000
BROADWING INC                        COM       111620 10 0      524     32,611SH Defined      1,2          32,611
CABLEVISION SYS CORP            CL A NY CABLVS 12686C 10 9      205      5,000SH Defined       "            5,000
CABLEVISION SYS CORP            CL A RAINB MED 12686C 84 4       51      2,500SH Defined       "            2,500
CHIQUITA BRANDS INTL INC             COM       170032 10 6    5,544  6,760,871SH Defined     1,2,3      6,760,871
COMCAST CORP                         CL A      200300 10 1      527     14,800SH Defined      1,2          14,800
COMCAST CORP                       CL A SPL    200300 20 0      494     13,760SH Defined       "                              13,760
JOHN HANCOCK BK &THRIFT OPP FD    SH BEN INT   409735 10 7      427     52,200SH Defined       "           52,200
HOST MARRIOTT CORP NEW               COM       44107P 10 4       71     10,110SH Defined       "           10,110
LEUCADIA NATL CORP                   COM       527288 10 4      822     26,352SH Defined       "           26,352
MARSH SUPERMARKETS INC               CL B      571783 20 8    7,318    533,801SH Defined       "                             533,801
MARSH SUPERMARKETS INC               CL A      571783 30 7    9,871    690,301SH Defined       "          690,301
METRICOM INC                         COM       591596 10 1        6     20,000SH Defined       "           20,000
OAKWOOD HOMES CORP                   COM       674098 20 7      194     46,700SH Defined       "           46,700
POPULAR INC                          COM       733174 10 6    5,907    189,320SH Defined     1,2,3        189,320
PROVIDENT FINL GROUP INC             COM       743866 10 5   17,598    696,943SH Defined       "          696,943
RCN CORP                             COM       749361 10 1      225     70,250SH Defined       "           70,250
SEABULK INTL INC                     COM       81169P 10 1    1,437    383,294SH Defined       "          383,294
SEPRACOR INC                         COM       817315 10 4    2,671     74,400SH Defined       "           74,400
US BANCORP DEL                     COM NEW     902973 30 4      631     28,462SH Defined      1,2          28,462
WASHINGTON MUT INC                   COM       939322 10 3    1,738     45,179SH Defined     1,2,3         45,179
WESTPOINT STEVENS INC                COM       961238 10 2       52     29,400SH Defined      1,2          29,400
ZENITH NATL INS CORP                 COM       989390 10 9    9,870    401,200SH Defined       "          401,200
                                                           --------
                                 REPORT TOTAL              $869,016
                                                           ========